Submission	Aug. 18, 2025
Submission [Line Items]
Central Index Key	0000883618
Registrant Name	Nuveen Select Tax-Free Income Portfolio
Registration File Number	333-288619
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A